Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Restricted Net Assets [Abstract]
Percentage of statutory surplus reserve	10.00%
Reserve capital percentage	50.00%
Net assets	$ 10,331,799	$ 7,860,443